Inventory - Schedule of Inventory Provision Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Abstract]
As of January 1,	$ (713)	$ (182)
Increase in provision	(105)	(512)
Currency Translation Adjustment	25	(19)
As of December 31,	$ (793)	$ (713)